Summary of Significant Accounting Policies - Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2019
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Assets	25 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Assets	40 years
Building Improvements and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Assets	8 years
Building Improvements and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Assets	40 years
Processing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Assets	7 years
Processing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Assets	10 years
Office Equipment, Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Assets	5 years
Office Equipment, Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Assets	7 years
Computer Hardware And Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Assets	3 years
Computer Hardware And Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Assets	7 years
Surgical Instruments [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Assets	3 years
Surgical Instruments [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Assets	5 years